Total
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Summary Sterling Capital Total Return Bond Fund
Investment Objective
The Fund seeks a high level of current income and a competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Shares STERLING CAPITAL TOTAL RETURN BOND FUND Institutional Shares USD ($)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares STERLING CAPITAL TOTAL RETURN BOND FUND Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver or Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.45%	[1]
[1]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.24% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares | USD ($)	46	173	311	713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.40% of the average value of its portfolio.

Strategy, Risks and Performance Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	3.50%	06/30/2019
Worst quarter:	-2.64%	06/30/2013

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Institutional Shares - STERLING CAPITAL TOTAL RETURN BOND FUND	1 Year	5 Years	10 Years
Institutional Shares	9.26%	3.45%	4.29%
Institutional Shares | After Taxes on Distributions	7.87%	2.06%	2.68%
Institutional Shares | After Taxes on Distributions and Sales	5.46%	2.01%	2.66%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	8.72%	3.05%	3.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.